Debt and Other Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt and Other Financing
12.	Debt and Other Financing
The carrying value of the Company’s outstanding debt, inclusive of debt instruments reported at fair value, consisted of the following amounts as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

	(in thousands)
Current portion of long-term debt	$19,698	$16,798
Non-current portion of long-term debt	160,561	86,637

Total long-term debt	180,259	103,435
Unamortized debt issuance cost	(3,714)	(1,827)

Outstanding balance	$176,545	$101,608

		June 30,	December 31,
Name of Loan	Effective Interest Rate	2021	2020

		(in thousand)
Loans from Related Parties	4.00% - 6.00%	$82,987	$83,737
2021 Convertible Bridge Notes (1)	N/A (2)	77,574	—
Small Business Administration Loan (Paycheck Protection Program)	1.86%	3,600	3,600
Line of Credit	3.65%	16,098	16,098

Total		$180,259	$103,435

(1)	The Convertible Bridge Notes includes loans from Mithril II, LP in the principal amount of $15 million, VCVC in the principal of $5 million.

(2)
The Convertible Bridge Notes are carried at fair value with changes in fair value attributable to instrument-specific credit risk recorded in other comprehensive income and all other changes in fair value to income or loss recorded in unaudited consolidated condensed statements of operations and comprehensive loss.

2021 Bridge Financings and Related Transactions
On February 2, 2021, the Company amended its omnibus agreement, dated as of June 27, 2018 (the “2021 Omnibus Amendment”). As a result of the amendment, the Company is permitted to enter into additional indebtedness by issuing new subordinated, unsecured convertible promissory notes (the “2021 Convertible Bridge Notes”) between February 2, 2021 and June 30, 2021 for up to an aggregate principal amount of $60.0 million (the “2021 Bridge Financing”). The 2021 Convertible Bridge Notes bear interest at the rate of 10% and mature on April 30, 2025, if not converted to Class A common shares. There are no covenants tied to financial metrics. The Company made an irrevocable election to carry the 2021 Convertible Bridge Notes at fair value.
The 2021 Bridge Notes convert in connection with the closing of the merger between the Company and Osprey Technology Acquisition Corp. (see Note 20 for more information) into shares of the Company’s Class A Common Stock at a price per share equal to 80% of the price per share of Class A Common Stock as determined in connection with the merger. During the period from February 2, 2021 through February 3, 2021, the Company completed the closing of its initial tranche of the 2021 Bridge Financing from existing stockholders. The aggregate principal amount of the notes issued in the initial tranche was $18.1 million. All investors participating in the initial tranche also received incentive equity equal to seven shares of Class A Common Stock of the Company for each dollar invested. Certain investors participating in the initial tranche additionally received warrants exercisable for shares of Class A Common Stock of the Company in amounts ranging from 0.14% of the Company’s fully-diluted share capital for each dollar invested divided by $1.0 million to 3.5% of the Company’s fully-diluted share capital (see Note 13). On February 18, 2021, the Company completed the closing of a second tranche of the 2021 Bridge Financing, raising an aggregate principal amount of $40.0 million from an existing stockholder and from new investors. Participants in the second tranche did not receive shares of Class A Common Stock or warrants to purchase Class A Common Stock.
Upon the closing of the two previously mentioned 2021 Bridge Financing tranches, $1.9 million of 2021 Convertible Bridge Notes remained available to be offered to certain shareholders under terms similar to the initial tranche pursuant to a Rights Offering (“Rights Offering”). The Company subsequently completed the Rights Offering in June with a total of $0.5 million additional investment, resulting in final aggregate proceeds of $58.6 million in principal investments pursuant to the 2021 Bridge Financing transactions. As the terms of the Rights Offering were substantially identical to those offered in the initial tranche of the 2021 Bridge Financing, participants received seven shares of the Company’s Class A Common Stock for each dollar invested, as well as warrants.
In connection with the 2021 Omnibus Amendment, the investors guaranteeing the SVB line of credit further reaffirmed their guarantees and received a one-time
issuance of seven shares of Class A
Common Stock
of the Company for every dollar guaranteed. Additionally, the Company agreed to pay a fee to holders of certain related party loans (“Consent Fees”). The Consent Fees are payable in either cash or shares of the Company’s Class A
Common Stock
at the choice of the lender. Because the Consent Fees are considered variable share-settled liabilities, they are recorded at fair value, see further discussion in Note 19.
On February 18, 2021, the Company amended and restated its certificate of incorporation to increase the total number of authorized shares of capital stock to a new total of 1,176,556,156 shares, which included an increase in the total number of authorized shares common stock to a new total of 1,000,000,000 shares.

The following table summarizes the additional shares of Class A Common Stock and warrants to purchase Class A Common Stock issued as a result of the 2021 Bridge Financings.

	Class A Common Stock	Class A Common Stock Warrants

	(in thousands)
Issued to Silicon Valley Bank (“SVB”) guarantors	93,042	—
Issued in connection with the initial tranche of 2021 Bridge Financing	126,572	42,487
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering	3,440	565

Total	223,054	43,052

Fair Value of Debt
The estimated fair value of all of the Company’s outstanding long-term debt, excluding the Bridge Financing convertible notes that were issued in February and June of 2021 and are reported at fair value, was $88.5 million and $79.7 million as of June 30, 2021, and December 31, 2020, respectively. The fair value of the long-term debt was estimated using Level 3 inputs, based on interest rates available for debt with terms and maturities similar to the Company’s existing debt arrangements and credit rating.
We used a probability-weighted payoff scenario approach to value the long-term debt. Under this approach, we considered the stated interest rate on the notes to derive the principal and accrued interest during the period to a conversion event or maturity, considered any discounted conversion ratios or multipliers, utilized a present value factor based on the remaining payoff period and our risk profile, and assigned a probability to each potential conversion event and to reaching maturity. This estimation process requires the application of significant judgement and assumptions. Changes in any or all of these estimates and assumptions, or the relationships between those assumptions impact our valuations as of each valuation date and may have a material impact on the valuation of our debt.
Compliance with Debt Covenants
As of June 30, 2021, all debt instruments contain customary covenants and events of default. There are no covenants tied to financial metrics and the Company was in compliance with all non-financial
covenants as of June 30, 2021.

14.	Debt and Other Financing
The Company’s changes in debt issuance cost, debt discount, and outstanding balance are as follows:

	December 31,
	2020	2019
	(in thousands)
Current portion of long-term debt	$16,798	$42,098
Non-current portion of long-term debt	86,637	80,946

Total long-term debt	103,435	123,044
Unamortized debt issuance cost	(1,827)	(3,031)

Outstanding balance	$101,608	$120,013

Under the Company’s loan agreements, minimum required maturities are as follows:

(in thousands)
For the years ending December 31,
2021	16,798
2022	2,900
2023	—
2024	71,237
thereafter	12,500

Total outstanding	103,435

The ending balance of the Company’s outstanding debt as of December 31, 2020 and 2019, consist of the following:

		December 31,
Name of Loan	Effective Interest Rate	2020	2019
		(in thousands)
Loans from Related Parties	4.00% - 6.00%	$83,737	$80,946
Small Business Administration Loan (Paycheck Protection Program)	1.86%	3,600	—
Line of Credit	3.65%	16,098	16,098
Secured Loan		—	26,000

Total		$103,435	$123,044

Loans from Related Parties
Seahawk SPV Investment LLC
On October 19, 2017, the Company entered into a Loan and Security Agreement (as amended, restated, amended and restated, supplemented or otherwise modified prior to October 31, 2019, the “Seahawk LSA”) with Seahawk SPV Investment LLC (“Seahawk”), which provided for a delayed draw term loan of up to $50.0 million. In 2019, the Company amended the Seahawk LSA to waive the events of default on certain covenants. Pursuant to the Seahawk LSA, the Company raised $31.6 million, which consisted of $17.6 million from Seahawk and $14.0 million from several other investors, which met the terms of the line of credit described below. The interest rate on the term loan portion of the Seahawk LSA was the six-month
LIBOR rate plus 7%. In 2019, the Company amended the Seahawk LSA to permit conversion of the debt thereunder upon the Company’s and the “lenders” reasonable determination. Seahawk then rolled the principal amount of $17.6 million and $0.8 million of interest under the Seahawk LSA into the Intelsat Facility (as defined below).
On October 31, 2019, the Company entered into the 2019 Omnibus Agreement. Under the 2019 Omnibus Agreement, other than the Seahawk LSA debt held by Seahawk, all debt under the Seahawk LSA converted into shares of Series C redeemable convertible preferred stock. As noted above, Seahawk’s LSA debt then rolled over into the Intelsat Facility (described below).
Intelsat
On October 31, 2019, the Company amended and restated the Seahawk LSA by entering into an Amended and Restated Loan and Security Agreement with Intelsat Jackson Holdings SA (“Intelsat”) and Seahawk (the “Intelsat Facility”), which provides for: (i) a new $50.0 million secured term loan provided by Intelsat, which was fully funded as of closing (i.e., October 31, 2019) of the Intelsat Facility; (ii) the folding of $18.4 million of Seahawk’s principal obligations under the Seahawk LSA into the Intelsat Facility; (iii) a debt basket for up to $25.0 million in borrowing under a commercial credit facility (such basket used partially by the existing SVB line of credit at this closing (described below)); (iv) additional amounts that may be funded at a later date, which, when taken together with the amounts in clauses (i)-(iii), shall not exceed $110.0 million; and (v) warrants to purchase common stock to Intelsat and Seahawk of 20.2 million and 13.5 million, respectively. Under the Intelsat Facility, interest accrues at a fixed rate of 4% from the closing date until October 31, 2022, 9% from November 1, 2022 to October 31, 2023, and 10% from November 1, 2023 to the maturity date of October 31, 2024. During the 4% interest period, the amount of accrued interest shall be added, on a pro-rata
basis, to the outstanding principal amount of each lender’s advances on October 31, 2020, October 31, 2021, and October 31, 2022. Thereafter, interest is payable in cash semi-annually in arrears commencing on May 1, 2023.
The Intelsat Facility is secured by substantially all of the Company’s assets and is guaranteed by the Company’s subsidiaries; such guarantee is secured by substantially all of the assets of the subsidiaries. The Intelsat Facility contains customary covenants and events of default. There are no covenants tied to financial metrics and the Company was in compliance with the Intelsat Facility as of December 31, 2020.
As of December 31, 2020, $71.2 million was outstanding under the Intelsat Facility, inclusive of the debt rolled into the facility from the Seahawk LSA. This amount is presented in the consolidated balance sheets net of unamortized debt issuance costs totaling $1.8 million. As of December 31, 2020, none of the outstanding balance was classified as short-term.
Jason Andrews and Marian Joh Notes
On November 13, 2018, the Company entered into promissory notes with Jason and Marian Joh Andrews (collectively, the “Andrews Notes”) for individual outstanding balances of $6.2 million each (a total of $12.5 million in the aggregate) in exchange for a repurchase of 11.5 million shares of common stock. Jason and Marian Joh Andrews are
co-founders
and former employees of BlackSky. The Company is required to pay $25.0 thousand of interest annually, in the aggregate, on the Andrew Notes. The remainder of the accrued interest, computed at 6% per annum, along with the principal amount is due upon a change in control or event of default, as defined in the Andrews Notes. The Andrews Notes have standard and customary events of default and are subordinated to the Silicon Valley Bank (“SVB”) line of credit described below and the Intelsat Facility. There are no covenants tied to financial metrics and the Company was in compliance as of December 31, 2020. As of December 31, 2020, the principal balance of the Andrews Notes totaled $12.5 million. On April 28, 2021, with the agreement of our senior lenders, we paid $0.8 million towards the principal of the Andrews Notes and will pay $1.8 million towards the principal of the Andrews Notes upon the closing of Osprey merger.
As part of the October 2019 transactions set forth above, the Company also amended and restated its certificate of incorporation to: (i) delete certain common stock conversion and stock split provisions; (ii) authorize increased shares of common stock and Series C redeemable convertible preferred stock to accommodate the October transactions; (iii) delete the full ratchet anti-dilution adjustment for Series C redeemable convertible preferred stock; and (iv) delete certain redeemable convertible preferred stock protective provisions.
Small Business Administration Loan (Paycheck Protection Program)
In March 2020, the World Health Organization declared the novel strain of coronavirus
(“COVID-19”)
a global pandemic and recommended containment and mitigation measures worldwide. As a result of
COVID-19,
the Company faced risks to raising necessary capital, which significantly disrupted its business. To help mitigate those risks and support its ongoing operations, in April 2020, the Company received loan proceeds in the amount of $3.6 million under the Paycheck Protection Program (PPP) from the Small Business Administration.
The PPP loan proceeds and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the forgiveness period. Any unforgiven portion of the PPP loan would be primarily payable over two years, with certain amounts due over an incremental three years, at an interest rate of 1%, with a deferral of payments for the first six months.
The Company has not applied for loan forgiveness and plans to repay the PPP loan in full upon consummation of the merger. There are no covenants tied to financial metrics and the Company was in compliance with the PPP loan as of December 31, 2020.
Line of Credit
On June 27, 2018, the Company entered into an Amended and Restated Loan and Security Agreement (as further amended from time to time) with SVB, which provides for a term loan of $15.0 million and a revolving line of credit to borrow up to $17.0 million. The term loan was paid off on October 31, 2019. The Company entered into several amendments with SVB in April, September and October 2019, as well as March, June and December 2020. The interest rate on the revolving line of credit is the current prime rate and the line matures on June 30, 2021. As of December 31, 2020, the debt balance of $16.1 million is shown net of $28,600 of debt issuance costs, which is classified as short-term.
After amending the line of credit in October 2019, the line of credit is secured by certain pledged cash collateral accounts, guaranteed by the Company’s subsidiaries and guaranteed by certain of its investors. The line of credit contains customary covenants and events of default for a facility of such type. There are no covenants tied to financial metrics and the Company was in compliance with the SVB line of credit as of December 31, 2020.

Secured Loan
On October 31, 2019, the Company entered into a Loan and Security Agreement (as amended, restated, amended and restated, supplemented or otherwise modified, the “Bridge Agreement”) with Mitsui U.S.A. Under the Bridge Agreement, the Company received an amount of $26.0 million (“Bridge Loan”) to be used for the working capital needs of the Launch Division and general corporate purposes. In January 2020, the Company executed a stock purchase agreement for sale of 100% of BlackSky’s equity interests in the Launch Division. The 2020 SPA contemplated that the Bridge Loan be applied to and offset the 2020 SPA purchase price up to the value of the Bridge Loan. Interest on the Bridge Loan accrued at a fixed rate of 9% per annum, of which 6% was payable in cash semi-annually and in arrears commencing May 1, 2020, and 3% of which accrued and was due on the maturity date, unless the 2020 SPA closed, in which case it would be contractually forgiven. The Bridge Loan was secured by substantially all of the Company’s assets and guaranteed by the Company’s subsidiaries, and such guarantee was secured by substantially all of the assets of the subsidiaries. The Bridge Agreement contained customary covenants, customary events of default, and additional covenants placed upon the Launch Division related to the sale of such subsidiary. The Bridge Loan was extinguished with the sale of the Launch Division in the year ended December 31, 2020.
Fair Value of Debt
The estimated fair value of the long-term debt was $79.7 million and $63.9 million as of December 31, 2020 and 2019, respectively. The fair value of the long-term debt was estimated using Level 2 inputs, based on interest rates available for debt with terms and maturities similar to the Company’s existing debt arrangements and credit rating.